Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments, Owned, at Fair Value [Abstract]
Fair Value of Financial Instruments
(16)   Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:
Loans
The fair values of loans are estimated by discounting the expected future cash flows using the current rates at which similar loans could be made to borrowers with similar credit ratings and for the same remaining maturities. The net carrying amount of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC Topic 820.
Investment Securities
A detailed description of the fair value measurement of the debt instruments in the available-for-sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.
Federal Home Loan Bank (FHLB) Stock
Ownership of equity securities of FHLB is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value.
Federal Funds Sold, Cash, and Due from Banks
The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.
Certificates of Deposit in other banks
Certificates of deposit are other investments made by the Company with other financial institutions that are carried at cost. At December 31, 2017 the weighted average maturity of the interest bearing deposits is 4.20 years.
Mortgage Servicing Rights
The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees.
Cash Surrender Value – Life Insurance
The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.
Accrued Interest Receivable and Payable
For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.
Deposits
The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.
Securities Sold under Agreements to Repurchase and Interest-bearing Demand Notes to U.S. Treasury
For securities sold under agreements to repurchase and interest-bearing demand notes to U.S. Treasury, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.
Subordinated Notes and Other Borrowings
The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.
A summary of the carrying amounts and fair values of the Company’s financial instruments at December 31, 2017 and 2016 is as follows:
			December 31, 2017 Fair Value Measurements
	December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Assets:
Cash and due from banks	$23,325	$23,325	$23,325	$0	$0
Federal funds sold and overnight interest-bearing deposits	39,553	39,553	39,553	0	0
Certificates of deposit in other banks	3,460	3,460	3,460	0	0
Investment in available-for-sale securities	226,542	226,542	1,980	224,562	0
Loans, net	1,057,580	1,058,153	0	0	1,058,153
Investment in FHLB stock	6,390	6,390	0	6,390	0
Mortgage servicing rights	2,713	2,713	0	0	2,713
Cash surrender value - life insurance	2,484	2,484	0	2,484	0
Accrued interest receivable	5,627	5,627	5,627	0	0
	$1,367,674	$1,368,247	$73,945	$233,436	$1,060,866
Liabilities:
Deposits:
Non-interest bearing demand	$245,380	$245,380	$245,380	$0	$0
Savings, interest checking and money market	584,468	584,468	584,468	0	0
Time deposits	295,964	294,778	0	0	294,778
Federal funds purchased and securities sold under agreements to repurchase	27,560	27,560	27,560	0	0
Subordinated notes	49,486	39,692	0	39,692	0
Other borrowings	121,382	121,291	0	121,291	0
Accrued interest payable	554	554	554	0	0
	$1,324,794	$1,313,723	$857,962	$160,983	$294,778

			December 31, 2016 Fair Value Measurements
	December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Assets:
Cash and due from banks	$25,589	$25,589	$25,589	$0	$0
Federal funds sold and overnight interest-bearing deposits	406	406	406	0	0
Certificates of deposit in other banks	1,000	1,000	1,000	0	0
Investment in available-for-sale securities	214,512	214,512	0	214,512	0
Loans, net	964,143	959,929	0	0	959,929
Investment in FHLB stock	5,149	5,149	0	5,149	0
Mortgage servicing rights	2,584	2,584	0	0	2,584
Cash surrender value -life insurance	2,409	2,409	0	2,409	0
Accrued interest receivable	5,183	5,183	5,183	0	0
	$1,220,975	$1,216,761	$32,178	$222,070	$962,513

			December 31, 2016 Fair Value Measurements
	December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Liabilities:
Deposits:
Non-interest bearing demand	$235,975	$235,975	$235,975	$0	$0
Savings, interest checking and money market	468,731	468,731	468,731	0	0
Time deposits	305,960	304,334	0	0	304,334
Federal funds purchased and securities sold under agreements to repurchase	31,015	31,015	31,015	0	0
Subordinated notes	49,486	33,712	0	33,712	0
Other borrowings	93,392	93,209	0	93,209	0
Accrued interest payable	498	498	498	0	0
	$1,185,057	$1,167,474	$736,219	$126,921	$304,334
Off-Balance-Sheet Financial Instruments
The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.
Limitations
The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.